Consolidated Investment Products (Company's Maximum Risk Of Loss In Significant VIE's) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Partnership and trust investments [Member]
Variable Interest Entity [Line Items]
Carrying Value	$ 38.2
Company's Maximum Risk of Loss	38.2
Total committed support	38.2
Investments In Invesco Mortgage Capital Inc. [Member]
Variable Interest Entity [Line Items]
Carrying Value	32.5
Company's Maximum Risk of Loss	32.5
Total committed support	32.5
Support agreements [Member]
Variable Interest Entity [Line Items]
Carrying Value	(1.0)	[1]
Company's Maximum Risk of Loss	21.0	[1]
Total committed support	21.0	[1]
Guarantor Obligations, Maximum Exposure, Undiscounted	21.0
Guarantor obligations, increase in maximum exposure, undiscounted	66.0
Total Maximum Risk Of Loss Associated With VIEs [Member]
Variable Interest Entity [Line Items]
Company's Maximum Risk of Loss	91.7
Total committed support	$ 91.7

[1]	As of December 31, 2012, the committed support under these agreements was $21.0 million with an internal approval mechanism to increase the maximum possible support to $66.0 million at the option of the company.